Business combinations (Acquisition from Taishan Power) (Assets and liabilities arising from acquisitions) (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Acquisition from Taishan Power [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ 1,218,003
Laizhou Wind Power [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(787)
Laizhou Wind Power [member] | Property, plant and equipment [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	568,177
Laizhou Wind Power [member] | Land use rights [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	30,232
Laizhou Wind Power [member] | Other non-current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	2,007
Laizhou Wind Power [member] | Inventories [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	131
Laizhou Wind Power [member] | Other receivables and assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	4,461
Laizhou Wind Power [member] | Accounts receivable [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	47,274
Laizhou Wind Power [member] | Bank balances and cash [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	10,486
Laizhou Wind Power [member] | Long-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(115,800)
Laizhou Wind Power [member] | Deferred income tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Laizhou Wind Power [member] | Other non-current liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	0
Laizhou Wind Power [member] | Accounts payable and other liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(62,059)
Laizhou Wind Power [member] | Taxes payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(905)
Laizhou Wind Power [member] | Short-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(150,000)
Laizhou Wind Power [member] | Current portion of long-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(334,791)
Shandong Laiwu Thermal Power [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	556,546
Shandong Laiwu Thermal Power [member] | Property, plant and equipment [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	1,888,021
Shandong Laiwu Thermal Power [member] | Land use rights [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	67,245
Shandong Laiwu Thermal Power [member] | Other non-current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	5,124
Shandong Laiwu Thermal Power [member] | Inventories [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	2,354
Shandong Laiwu Thermal Power [member] | Other receivables and assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	12,277
Shandong Laiwu Thermal Power [member] | Accounts receivable [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	137,573
Shandong Laiwu Thermal Power [member] | Bank balances and cash [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	57,558
Shandong Laiwu Thermal Power [member] | Long-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(379,254)
Shandong Laiwu Thermal Power [member] | Deferred income tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(31,588)
Shandong Laiwu Thermal Power [member] | Other non-current liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(26,235)
Shandong Laiwu Thermal Power [member] | Accounts payable and other liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(162,237)
Shandong Laiwu Thermal Power [member] | Taxes payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(1,686)
Shandong Laiwu Thermal Power [member] | Short-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(550,000)
Shandong Laiwu Thermal Power [member] | Current portion of long-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(462,606)
Shandong Liaocheng Thermal Power [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	662,244
Shandong Liaocheng Thermal Power [member] | Property, plant and equipment [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	736,577
Shandong Liaocheng Thermal Power [member] | Land use rights [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	301,114
Shandong Liaocheng Thermal Power [member] | Other non-current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	836
Shandong Liaocheng Thermal Power [member] | Inventories [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	22,225
Shandong Liaocheng Thermal Power [member] | Other receivables and assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	8,622
Shandong Liaocheng Thermal Power [member] | Accounts receivable [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	55,246
Shandong Liaocheng Thermal Power [member] | Bank balances and cash [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	54,655
Shandong Liaocheng Thermal Power [member] | Long-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(200,000)
Shandong Liaocheng Thermal Power [member] | Deferred income tax liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(39,414)
Shandong Liaocheng Thermal Power [member] | Other non-current liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(118,628)
Shandong Liaocheng Thermal Power [member] | Accounts payable and other liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(122,774)
Shandong Liaocheng Thermal Power [member] | Taxes payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(2,215)
Shandong Liaocheng Thermal Power [member] | Short-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(34,000)
Shandong Liaocheng Thermal Power [member] | Current portion of long-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ 0